SCHEDULE OF INFORMATION ABOUT PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	$ 4,138
Property, plant and equipment, Balance	3,295	$ 4,138
Plant and machineries [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	3,104
Property, plant and equipment, Balance	1,978	3,104
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	132
Property, plant and equipment, Balance	103	132
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	236
Property, plant and equipment, Balance	200	236
Work In Progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	666
Property, plant and equipment, Balance	1,014	666
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	4,400	260
Additions	381	4,203
Disposals		(63)
Disposals	(1,088)
Property, plant and equipment, Balance	3,693	4,400
Gross carrying amount [member] | Plant and machineries [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	3,223
Additions	33	3,223
Disposals
Disposals	(1,088)
Property, plant and equipment, Balance	2,168	3,223
Gross carrying amount [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	206	224
Additions		45
Disposals		(63)
Disposals
Property, plant and equipment, Balance	206	206
Gross carrying amount [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	305	36
Additions		269
Disposals
Disposals
Property, plant and equipment, Balance	305	305
Gross carrying amount [member] | Work In Progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	666
Additions	348	666
Disposals
Disposals
Property, plant and equipment, Balance	1,014	666
Accumulated Depreciation Charge [Member]
IfrsStatementLineItems [Line Items]
Depreciation charge	221
Accumulated Depreciation Charge [Member] | Plant and machineries [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	158
Accumulated Depreciation Charge [Member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	29
Accumulated Depreciation Charge [Member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation charge	36
Accumulated Depreciation Charge [Member] | Work In Progress [member]
IfrsStatementLineItems [Line Items]
Depreciation charge
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	262	99
Depreciation charge	231	175
Disposals	(87)	(12)
Property, plant and equipment, Balance	398	262
Disposals	(95)
Accumulated depreciation [member] | Plant and machineries [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	119
Depreciation charge	166	119
Disposals	(87)
Property, plant and equipment, Balance	190	119
Disposals	(95)
Accumulated depreciation [member] | Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	74	82
Depreciation charge	29	4
Disposals		(12)
Property, plant and equipment, Balance	103	74
Disposals
Accumulated depreciation [member] | Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance	69	17
Depreciation charge	36	52
Disposals
Property, plant and equipment, Balance	105	69
Disposals
Accumulated depreciation [member] | Work In Progress [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, Balance
Depreciation charge
Disposals
Property, plant and equipment, Balance
Disposals